FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Jul. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]

The Company hired an independent resource to value its derivative liability as follows:

Fair Value Table

(in thousands)	Balance at July 31, 2013	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative Liability	$1,539	$-	$-	$1,539

	$1,539	$-	$-	$1,539

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Level Three Roll forward
	Derivative Liability	Total

Balance October 31, 2012	$-	$-
Fair value of derivative liability reclassified from equity	2,310	2,310
Change in fair value	(771)	(771)
Balance July 31, 2013	$1,539	$1,539